Results for the Year (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	kr 21,526	kr 16,474	kr 14,505
DARZALEX
Revenue
Revenue	13,922	11,265	9,966
TEPEZZA
Revenue
Revenue	737	704	796
Kesimpta
Revenue
Revenue	2,222	1,494	779
Other
Revenue
Revenue	471	242	41
Janssen
Revenue
Revenue	14,422	11,949	10,530
AbbVie
Revenue
Revenue	394	732	1,174
Roche
Revenue
Revenue	741	704	796
Novartis
Revenue
Revenue	2,822	1,511	815
BioNTech
Revenue
Revenue	869	784	708
Pfizer
Revenue
Revenue	533	373	413
Other partners
Revenue
Revenue	2		69
Royalties Revenue [Member]
Revenue
Revenue	17,352	13,705	11,582
Reimbursement revenue
Revenue
Revenue	996	864	818
Milestone revenue
Revenue
Revenue	1,000	1,177	1,767
License revenue
Revenue
Revenue	2		6
Collaboration revenue
Revenue
Revenue	433	307	kr 332
Net product sales
Revenue
Revenue	1,743	421
Excluding Net product Sales
Revenue
Revenue	kr 19,783	kr 16,053